INVESTMENTS - Age of Gross Unrealized Losses and Associated Fair Value by Investment Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	$ 280,435	$ 353,016
Less than 12 Months Unrealized Loss	(1,895)	(2,024)
12 Months or More Fair Value	25,513	31,857
12 Months or More Unrealized Loss	(405)	(98)
Total Fair Value	305,948	384,873
Total Unrealized Loss	(2,300)	(2,122)
Securities of U.S. government agencies and corporations
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	0
Less than 12 Months Unrealized Loss	0
12 Months or More Fair Value	0
12 Months or More Unrealized Loss	0
Total Fair Value	0
Total Unrealized Loss	0
Mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	240,641	343,883
Less than 12 Months Unrealized Loss	(1,635)	(1,938)
12 Months or More Fair Value	25,513	29,562
12 Months or More Unrealized Loss	(405)	(93)
Total Fair Value	266,154	373,445
Total Unrealized Loss	(2,040)	(2,031)
Obligations of state and other political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	21,341	0
Less than 12 Months Unrealized Loss	(96)	0
12 Months or More Fair Value	0	2,278
12 Months or More Unrealized Loss	0	(5)
Total Fair Value	21,341	2,278
Total Unrealized Loss	(96)	(5)
Asset-backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	9,999
Less than 12 Months Unrealized Loss	(1)
12 Months or More Fair Value	0
12 Months or More Unrealized Loss	0
Total Fair Value	9,999
Total Unrealized Loss	(1)
Other securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	8,454	9,133
Less than 12 Months Unrealized Loss	(163)	(86)
12 Months or More Fair Value	0	17
12 Months or More Unrealized Loss	0	0
Total Fair Value	8,454	9,150
Total Unrealized Loss	$ (163)	$ (86)